Commitments, Contingencies And Concentrations	9 Months Ended	12 Months Ended	5 Months Ended
	Sep. 30, 2011	Dec. 31, 2010	Jun. 09, 2009 Old Carco LLC Formerly Known As Chrysler LLC And Consolidated Subsidiaries [Member]
Commitments, Contingencies And Concentrations

Note 10. Commitments, Contingencies and Concentrations

Litigation

Various legal proceedings, claims and governmental investigations are pending against us on a wide range of topics, including vehicle safety; emissions and fuel economy; dealer, supplier and other contractual relationships; intellectual property rights; product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, transmissions, engines and fuel systems) in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death, and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require us to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.

Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. We establish an accrual in connection with pending or threatened litigation if a loss is probable and can be reasonably estimated. Since these accruals represent estimates, it is reasonably possible that the resolution of some of these matters could require us to make payments in excess of the amounts accrued. It is also reasonably possible that the resolution of some of the matters for which accruals could not be made may require us to make payments in an amount or range of amounts that could not be reasonably estimated at September 30, 2011.

The term "reasonably possible" is used herein to mean that the chance of a future transaction or event occurring is more than remote but less than likely. Although the final resolution of any such matters could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any resulting adjustment would not materially affect our consolidated financial position or cash flows.

More than 80 purported class action lawsuits alleging violations of antitrust law were filed on various dates in 2003 against several motor vehicle manufacturers, including Chrysler Canada, as well as the National Automobile Dealers Association and the Canadian Automobile Dealers Association. Some complaints were filed in federal courts in various states and others were filed in state courts. The complaints allege that the defendants conspired to prevent the sale to U.S. consumers of vehicles sold by dealers in Canada in order to maintain new car prices at artificially high levels in the U.S. The complaints seek injunctive relief and treble damages on behalf of each person who bought or leased a new vehicle in the U.S. between 2001 and 2003. The federal court actions were consolidated in the U.S. District Court for the District of Maine and, in July 2009, the District Court granted the defendants' motion for summary judgment. Chrysler Canada remains a defendant in four of the pending state court actions. In addition, Chrysler Canada is a defendant in a purported class action lawsuit filed in the Ontario Superior Court of Justice in September 2007 that claims that a similar alleged conspiracy was preventing lower cost U.S. vehicles from being sold to Canadians.

We previously disclosed that 400 dealers had initiated arbitration proceedings against us related to the termination of their dealership franchise agreements by Old Carco in connection with the 363 Transaction. Nearly all of these matters are resolved, and we believe that the 13 pending post-arbitration matters in federal and state court constitute ordinary and routine litigation incidental to our business.

Environmental Matters

We are subject to potential liability under government regulations and various claims and legal actions that are pending or may be asserted against us concerning environmental matters. Estimates of future costs of such environmental matters are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the development and application of new technologies, the identification of new sites for which we may have remediation responsibility and the apportionment and collectability of remediation costs among responsible parties. We establish reserves for these environmental matters when a loss is probable and reasonably estimable. It is reasonably possible that the final resolution of some of these matters may require us to make expenditures, in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the final resolution of any such matters could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any resulting adjustment would not materially affect our consolidated financial position or cash flows.

Voluntary Service Actions and Recall Actions

We periodically initiate voluntary service and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles we sell. We establish reserves for product warranty obligations, including the estimated cost of these service and recall actions, when the related sale is recognized. Refer to Note 7, Accrued Expenses and Other Liabilities, for additional information. The estimated future costs of these actions are based primarily on historical claims experience for our vehicles. Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action that may result in adjustments to the established reserves. It is reasonably possible that the ultimate cost of these service and recall actions may require us to make expenditures in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the ultimate cost of these service and recall actions could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any such adjustment would not materially affect our consolidated financial position or cash flows.

Restricted Cash

Restricted cash, which includes cash equivalents, was $386 million at September 30, 2011 and represents amounts held on deposit or otherwise pledged to secure our obligations under various commercial agreements guaranteed by Daimler ($263 million), foreign exchange and commodity hedge contracts ($31 million), as well as standby letters of credit and other contractual agreements ($92 million). In January 2011, $167 million of collateral associated with the Gold Key Lease portfolio was released and was used to repay an equivalent amount outstanding on the Gold Key Lease credit facility.

Concentrations

Suppliers

Although we have not experienced any significant deterioration in our annual production volumes as a result of materials or parts shortages, we have from time to time experienced short term interruptions and variability in quarterly production schedules as a result of temporary supply constraints or disruptions in raw materials, parts and components as a result of natural disasters. Additionally, we regularly source systems, components, parts, equipment and tooling from a sole provider or limited number of providers. Therefore, we are at risk for production delays and losses should any supplier fail to deliver goods and services on time. We continuously work with our suppliers to monitor potential shortages and to mitigate the effects of any emerging shortages on our production volumes and revenues.

Employees

In the U.S. and Canada combined, most of our hourly employees and approximately one-quarter of our salaried employees were represented by unions under collective bargaining agreements, which represented 64 percent of our total workforce as of September 30, 2011. The UAW and the National Automobile, Aerospace, Transportation and General Workers Union of Canada ("CAW"), represent substantially all of these represented employees in the U.S. and Canada, respectively.

Our collective bargaining agreement with the CAW expires in September 2012. On October 26, 2011, the UAW ratified a new four-year national collective bargaining agreement. The new agreement expires in September 2015. Refer to Note 18, Subsequent Events, of our accompanying condensed consolidated financial statements for additional information regarding our collective bargaining agreement with the UAW.

Other Matters

Ally MTA

Prior to May 2011, we were a party to the Ally MTA between the U.S. Treasury, Ally and U.S. Dealer Automotive Receivables Transitions LLC ("USDART"). The Ally MTA provided for a risk sharing arrangement, in which USDART would reimburse Ally for qualifying losses on loans with third party Chrysler dealerships issued prior to November 21, 2009. On May 19, 2011, all parties mutually agreed to terminate the Ally MTA. Under the terms of the agreement, $96 million, which represented the remaining balance of a previous advance to USDART, was transferred to us. In addition, under the terms of the U.S. Treasury first lien credit agreement, amounts outstanding under that agreement were reduced by $4 million, the amount of qualifying losses incurred by Ally through April 2011.

In connection with the termination of the Ally MTA, we agreed to reimburse Ally for any future qualifying losses incurred through May 2013. As of September 30, 2011, our maximum potential obligation for future payments required to be made to Ally under this guarantee was approximately $6 million and was based on the aggregate principal amount of qualifying dealer loans outstanding. The fair value of our reimbursement obligation was less than $0.1 million at September 30, 2011, which considers both the likelihood that the triggering events will occur and the estimated payment that would be made to reimburse Ally for qualifying loan losses.

Ally Auto Finance Operating Agreement and Repurchase Obligations

In accordance with the terms of the Ally Auto Finance Operating Agreement ("Ally Agreement"), Ally provides wholesale and retail financing to our dealers and retail customers in the U.S., Canada and Mexico in accordance with its usual and customary lending standards. We subsidize interest rates or cash payments required at the inception of the financing arrangement, as a customer incentive, a practice known as "subvention." Our agreement with Ally is not exclusive. Ally provides consumer and dealer financing to other manufacturers and our dealers and retail customers obtain financing, including some subvented financing, from other financing sources. Under the agreement, however, we must offer all subvention programs to Ally, and we are required to ensure that Ally finances a specified minimum percentage of the vehicles we sell in North America under rate subvention programs in which it elects to participate. We may, from time to time, offer lease products to retail customers through Ally, but Ally is not obligated to offer lease products. Under the Ally Agreement, we are required to repurchase Ally-financed dealer inventory, upon certain triggering events and with certain exceptions, in the event of an actual or constructive termination of a dealer's franchise agreement (including in certain circumstances when Ally forecloses on all assets of a dealer securing financing provided by Ally). These obligations exclude vehicles that have been damaged or altered, that are missing equipment or that have excessive mileage or an original invoice date that is more than one year prior to the repurchase date.

As of September 30, 2011, the maximum potential amount of future payments required to be made to Ally under this guarantee was approximately $6.8 billion and was based on the aggregate repurchase value of eligible vehicles financed by Ally in our U.S. and Canadian dealer stock. If vehicles are required to be repurchased under this arrangement, the total exposure would be reduced to the extent the vehicles are able to be resold to another dealer. The fair value of the guarantee was less than $0.1 million at September 30, 2011, which considers both the likelihood that the triggering events will occur and the estimated payment that would be made net of the estimated value of inventory that would be reacquired upon the occurrence of such events. The estimate reflects our actual experience.

The Ally Agreement is effective through April 30, 2013, with automatic one-year renewals unless either party elects not to renew.

Other Guarantees

As of September 30, 2011, we had additional guaranteed obligations of others with maximum exposures of $21 million, of which $12 million has been accrued.

Note 14.  Commitments, Contingencies and Concentrations

Litigation

Various legal proceedings, claims and governmental investigations are pending against us on a wide range of topics, including vehicle safety; emissions and fuel economy; dealer, supplier and other contractual relationships; intellectual property rights; product warranties and environmental matters. Some of these proceedings allege defects in specific component parts or systems (including airbags, seats, seat belts, brakes, ball joints, transmissions, engines and fuel systems) in various vehicle models or allege general design defects relating to vehicle handling and stability, sudden unintended movement or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death and in some cases include a claim for exemplary or punitive damages. Adverse decisions in one or more of these proceedings could require us to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.

Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. We establish an accrual in connection with pending or threatened litigation if a loss is probable and can be reasonably estimated. Since these accruals represent estimates, it is reasonably possible that the resolution of some of these matters could require us to make payments in excess of the amounts accrued. It is also reasonably possible that the resolution of some of the matters for which accruals could not be made may require us to make payments in an amount or range of amounts that could not be reasonably estimated at December 31, 2010. The term "reasonably possible" is used herein to mean that the chance of a future transaction or event occurring is more than remote but less than likely. Although the final resolution of any such matters could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any resulting adjustment would not materially affect our consolidated financial position or cash flows.

More than 80 purported class action lawsuits alleging violations of antitrust law were filed on various dates in 2003 against several motor vehicle manufacturers, including Chrysler Canada, as well as the National Automobile Dealers Association and the Canadian Automobile Dealers Association. Some complaints were filed in federal courts in various states and others were filed in state courts. The complaints allege that the defendants conspired to prevent the sale to U.S. consumers of vehicles sold by dealers in Canada in order to maintain new car prices at artificially high levels in the U.S. The complaints seek injunctive relief and treble damages on behalf of each person who bought or leased a new vehicle in the U.S. since January 1, 2001. The federal court actions were consolidated in the U.S. District Court for the District of Maine and, in July 2009, the District Court granted the defendants' motion for summary judgment. Chrysler Canada remains a defendant in four of the pending state court actions. In addition, Chrysler Canada is a defendant in a purported class action filed in the Ontario Superior Court of Justice in September 2007 that claims that a similar alleged conspiracy was preventing lower-cost U.S. vehicles from being sold to Canadians.

In December 2009, the U.S. Congress passed legislation allowing 789 automotive dealers, whose dealership franchise agreements were rejected by Old Carco in connection with the 363 Transaction, to commence binding arbitration to determine whether or not the rejected dealerships should be added to our dealer network. The legislation provides that a prevailing dealer is entitled to a letter of intent for a franchise agreement with us which will require the rejected dealer to satisfy certain customary criteria. It does not provide for payment of monetary damages. Approximately 400 of those rejected dealers filed for arbitration, which proceedings have now concluded with most arbitrations having been either withdrawn, settled or decided in our favor. Litigation is pending in several federal and state courts with 18 dealers that prevailed in arbitration regarding the terms of their letters of intent and/or whether federal law preempts the state law rights of existing dealers to block us from granting a franchise to a rejected dealer for a location within a certain proximity to an existing dealer.

Environmental Matters

We are subject to potential liability under government regulations and various claims and legal actions that are pending or may be asserted against us concerning environmental matters. Estimates of future costs of such environmental matters are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the development and application of new technologies, the identification of new sites for which we may have remediation responsibility and the apportionment and collectability of remediation costs among responsible parties. We establish reserves for these environmental matters when a loss is probable and reasonably estimable. It is reasonably possible that the final resolution of some of these matters may require us to make expenditures, in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the final resolution of any such matters could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any resulting adjustment would not materially affect our consolidated financial position or cash flows.

Voluntary Service Actions and Recall Actions

We periodically initiate voluntary service and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles we sell. We establish reserves for product warranty obligations, including the estimated cost of these service and recall actions, when the related sale is recognized. Refer to Note 11, Accrued Expenses and Other Liabilities for additional information. The estimated future costs of these actions are based primarily on historical claims experience for our vehicles. Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action that may result in adjustments to the established reserves. It is reasonably possible that the ultimate cost of these service and recall actions may require us to make expenditures in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the ultimate cost of these service and recall actions could have a material effect on our operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, we believe that any such adjustment would not materially affect our consolidated financial position or cash flows.

Commercial Commitments

Several major tier one and other automotive suppliers have initiated bankruptcy proceedings, recently emerged from bankruptcy or are having short-term liquidity constraints due to the lack of available credit and reduced production volumes from vehicle manufacturers. In certain circumstances, we have provided financial support to such suppliers to avoid prolonged interruptions in the supply of components to us. Financial support includes, but is not limited to, parts re-pricing, debtor-in-possession loans, bridge loans, inventory financing and capital expenditure advances. In addition to parts re-pricing actions, we have recorded charges of approximately $65 million and $170 million for financing support to suppliers for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively, which are included in Cost of Sales in the accompanying Consolidated Statements of Operations.

Restricted Cash

Restricted cash, which includes cash equivalents, was $671 million at December 31, 2010 and represents amounts held on deposit or otherwise pledged to secure our obligations under various commercial agreements guaranteed by Daimler ($263 million), the Gold Key Lease portfolio ($172 million), foreign exchange and commodity hedge contracts ($116 million), as well as standby letters of credit and other agreements ($120 million).

Concentrations

Employees

In the U.S. and Canada combined, most of the hourly employees and approximately one-quarter of the salaried employees were represented by unions, which represented approximately 61 percent of our total workforce as of December 31, 2010. Substantially all of the hourly represented employees were represented by the UAW or the CAW.

On June 10, 2009, and in connection with the 363 Transaction, we assumed a four-year collective bargaining agreement between Old Carco and the UAW, as well as a three-year collective bargaining agreement and a 2009 Addendum Agreement to the 2008 Production and Maintenance Agreement between Old Carco and the CAW. The UAW and CAW agreements expire in September 2011 and September 2012, respectively.

Other Matters

Ally MTA

In connection with the 363 Transaction, we replaced Old Carco as a party to the Ally MTA between Old Carco, U.S. Treasury, Ally and USDART. The Ally MTA provides for a risk sharing arrangement, in which USDART will reimburse Ally for a majority of certain qualifying losses on loans with third party Chrysler dealerships issued prior to November 21, 2009. Previously, Old Carco provided $600 million to USDART to cover these losses. On June 10, 2009, and in accordance with the Ally MTA, $500 million of these advances were transferred from USDART to us. The unused portion of the remaining $100 million advance to USDART will be transferred to us upon conclusion of the Ally MTA. The Ally MTA will terminate no earlier than 2013 unless all parties mutually agree to terminate the contract at an earlier date. As of December 31, 2010 and 2009, $96 million and $100 million, respectively, of the advance is included in Advances to Related Parties and Other Financial Assets in the accompanying Consolidated Balance Sheets. At December 31, 2010, $4 million is included in Prepaid Expenses and Other Assets in the accompanying Consolidated Balance Sheets and represents qualifying loan losses incurred by Ally to date, which will reduce our Tranche C Commitment at the conclusion of the Ally MTA. Refer to Note 4, Variable Interest Entities, and Note 12, Financial Liabilities, for additional information related to USDART and the Ally risk sharing arrangement.

Ally Auto Finance Operating Agreement and Repurchase Obligations

In accordance with the terms of the Ally Auto Finance Operating Agreement, Ally provides wholesale and retail financing to our dealers and retail customers in the U.S., Canada and Mexico in accordance with its usual and customary lending standards. We subsidize interest rates or cash payments required at the inception of the financing arrangement, as a customer incentive, a practice known as "subvention." Our agreement with Ally is not exclusive. Ally provides consumer and dealer financing to other manufacturers and our dealers and retail customers obtain financing, including some subvented financing from other financing sources. Under the agreement, however, we must offer all subvention programs to Ally, and we are required to ensure that Ally finances a specified minimum percentage of the units we sell in North America under rate subvention programs in which it elects to participate. We may, from time to time, offer lease products to retail customers through Ally, but Ally is not obligated to offer lease products. We have also agreed to repurchase certain Ally financed inventory upon certain triggering events. Under the Ally agreement, we are required to repurchase Ally-financed inventory, with certain exceptions, in the event of an actual or constructive termination of a dealer's franchise agreement (including in certain circumstances when Ally forecloses on all assets of a dealer securing financing provided by Ally). These obligations exclude vehicles that have been damaged or altered, that are missing equipment or that have excessive mileage or that have an original invoice date that is more than one year prior to the repurchase date.

As of December 31, 2010, the maximum potential amount of future payments required to be made to Ally under this guarantee is approximately $5.2 billion and is based on the aggregate repurchase value of eligible vehicles financed by Ally in our U.S. dealer stock. If vehicles are required to be repurchased under this arrangement, the total exposure would be reduced to the extent the vehicles are able to be resold to another dealer. The fair value of the guarantee was less than $1 million at December 31, 2010, which considers both the likelihood that the triggering events will occur and the estimated payment that would be made net of the estimated value of inventory that would be reacquired upon the occurrence of such events. This estimate reflects our actual experience.

The Auto Finance Operating Agreement extends through April 30, 2013, with automatic one-year renewals unless either party elects not to renew. Refer to Note 12, Financial Liabilities, for additional information regarding our relationship with Ally.

Other Guarantees

As of December 31, 2010, we had additional guaranteed obligations of others with maximum exposures of $37 million, of which $10 million has been accrued for.

Arrangements with Key Suppliers

From time to time in the ordinary course of our business, we enter into various arrangements with key suppliers in order to establish strategic and technological advantages. A limited number of these arrangements contain unconditional purchase obligations to purchase a fixed or minimum quantity of goods and/or services with fixed and determinable price provisions. Purchases under these obligations were $295 million and $95 million, respectively, for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009. Future obligations under these contracts as of December 31, 2010 were as follows (in millions of dollars): 2011 - $286; 2012 - $313; 2013 - $154; 2014 - $75; 2015 - $7; 2016 and thereafter - $3.

Additionally, we also enter into similar arrangements containing unconditional purchase obligations to purchase a minimum quantity of goods for which pricing is variable, and therefore do not have fixed and determinable future payment streams. Under these arrangements we are obligated to make payments or receive reimbursements if our purchase volumes are outside a specified range of values. Purchases under these obligations were $116 million and $50 million, respectively, for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009.

Lease Commitments

The majority of our lease payments are for operating leases. As of December 31, 2010, the future minimum rental commitments under operating leases with noncancelable lease terms in excess of one year are as follows (in millions of dollars): 2011 - $128; 2012 - $102; 2013 - $84; 2014 - $75; 2015 - $64; and 2016 and thereafter - $249. Future minimum lease commitments have not been reduced by minimum sublease rental income of $84 million due in the future under noncancelable subleases. Rental expense under operating leases was $168 million and $251 million for the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively. We received sublease rentals of $28 million and $63 million during the year ended December 31, 2010 and for the period from June 10, 2009 to December 31, 2009, respectively.

Note 15. Commitments, Contingencies and Concentrations

Litigation

Various legal proceedings, claims and governmental investigations are pending against the Company on a wide range of topics, including vehicle safety; emissions and fuel economy; dealer, supplier and other contractual relationships; intellectual property rights; product warranties; asbestos exposure; and environmental matters. Some of these proceedings allege defects in various components (including occupant restraints, seats, brakes, tires, ball joints, transmissions, engines and fuel systems) in several different vehicle models or allege design defects relating to vehicle stability (rollover propensity), pedal misapplication (sudden acceleration), brakes (vibration and brake transmission shift interlock) or crashworthiness. These proceedings seek recovery for damage to property, personal injuries or wrongful death. Adverse decisions in one or more of these proceedings could require the Company to pay substantial damages, or undertake service actions, recall campaigns or other costly actions.

More than 80 purported class action lawsuits alleging violations of antitrust law are pending against the Company, several other motor vehicle manufacturers, the National Automobile Dealers Association and the Canadian Automobile Dealers Association. Some complaints were filed in federal courts in various states and others were filed in state courts. The complaints allege that the defendants conspired to prevent the sale to U.S. consumers of vehicles sold by dealers in Canada in order to maintain new car prices at artificially high levels in the U.S. They seek injunctive relief and treble damages on behalf of everyone who bought or leased a new vehicle in the U.S. since January 1, 2001. The federal court actions have been consolidated in the U.S. District Court for the District of Maine for purposes of pretrial proceedings, and the state cases filed in California have been consolidated in the California Superior Court in San Francisco County. In 2006, the federal court certified a nationwide class of buyers and lessees for injunctive relief, and, in 2007, certified damages classes in 20 individual state classes. The Court of Appeals reversed the court's certification of the injunctive class and has dismissed the claim, as well as reversed and remanded the certification of the damage class. The federal court has retained supplemental jurisdiction over the state cases and is considering the defendants' summary judgment motions. In September 2007, a purported class action was filed in the Ontario Superior Court of Justice claiming that a similar alleged conspiracy was now preventing lower-cost U.S. vehicles from being sold to Canadians. The Company does not believe that it has been engaged in any unlawful conduct and continues to defend itself vigorously.

Like other companies in the automotive industry, the Company has experienced a large number of lawsuits which seek compensatory and punitive damages for illnesses alleged to have resulted from direct and indirect exposure to asbestos used in some vehicle components, principally brake pads. Typically, these suits name many other corporate defendants and may also include claims of exposure to a variety of non-automotive asbestos products. A single lawsuit may include claims by multiple plaintiffs alleging illness in the form of asbestosis, mesothelioma or other cancer or illness. These lawsuits involve several thousand claims. In the majority of these cases, plaintiffs do not specify their alleged illness and provide little detail about their alleged exposure to components in the Company's vehicles. Some plaintiffs do not exhibit current illness, but seek recovery based on potential future illness. The Company believes that many of these lawsuits involve unsubstantiated illnesses or assert only tenuous connections with components in its vehicles, and that there is credible scientific evidence to support the dismissal of these claims. Although the Company's expenditures to date in connection with such claims have not been material to its financial condition, it is possible that the Company could incur significant costs in the future in connection with these lawsuits.

Getrag Transmission Manufacturing LLC ("GG LLC"), Getrag Getriebe-und Zahnradfabrik Hermann Hagenmeyer GmbH & Cie KG ("Getrag") and the Company signed several agreements providing for the construction and operation of a plant in Indiana to build dual clutch transmissions. The agreements required GG LLC and Getrag to obtain up to $300 million in debt financing for the project. GG LLC and Getrag did not obtain the necessary financing. In October 2008, the Company filed suit against the defendants alleging breach of contract, material misrepresentation and fraud. GG LLC and Getrag filed a breach of contract counterclaim against the Company, seeking reimbursement of $500 million for costs and expenses allegedly incurred with respect to the Indiana plant. GG LLC filed a petition for relief under Chapter 11 of the Bankruptcy Code, and GG LLC and Getrag filed an adversary complaint against the Company in the bankruptcy court, alleging that the parties' agreements require the Company to assume certain post-termination obligations and reimburse the defendants for costs and expenses allegedly incurred for the Indiana plant. That complaint was remanded to Oakland County Circuit Court in Michigan.

In February 2009, Faurecia, an automotive supplier, filed a lawsuit against the Company seeking recovery of engineering, research and development costs with respect to certain vehicle programs due to lower volumes than expected and other damages. Faurecia alleges that the Company owes it approximately $130 million. The lawsuit was dismissed in connection with the Company filing bankruptcy on April 30, 2009, and the related supplier cure payment process.

Numerous suppliers have threatened to stop shipping vehicle parts in connection with claims for price increases, recovery of allegedly unamortized engineering, development and investment costs, and seeking assurances under UCC 2-609 that the Company will perform its financial obligations. The Company has received a number of claims alleging that it repudiated its supply agreements by allegedly failing to provide adequate assurances of its ability to perform its financial obligations under those supply agreements. A disruption in supply of vehicle parts could result in a shutdown of one or more plants. In addition, some supplier claims could result in litigation or significant monetary settlements.

Litigation is subject to many uncertainties, and the outcome of individual matters is not predictable with assurance. The Company establishes an accrual in connection with pending or threatened litigation if a loss is probable and can be reasonably estimated. Since these accruals, which are reflected in Accrued Expenses and Other Liabilities in the accompanying Consolidated Balance Sheets, represent estimates, it is reasonably possible that the resolution of some of these matters could require the Company to make payments in excess of the amounts accrued. It is also reasonably possible that the resolution of some of the matters for which accruals could not be made may require the Company to make payments in an amount or range of amounts that could not be reasonably estimated at June 9, 2009. The term "reasonably possible" is used herein to mean that the chance of a future transaction or event occurring is more than remote but less than likely. Although the final resolution of any such matters could have a material effect on the Company's operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, the Company believes that any resulting adjustment would not materially affect its consolidated financial position or cash flow.

Environmental Matters

The Company is subject to potential liability under government regulations and various claims and legal actions that are pending or may be asserted against the Company concerning environmental matters. Estimates of future costs of such environmental matters are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the development and application of new technologies, the identification of new sites for which the Company may have remediation responsibility and the apportionment and collectability of remediation costs among responsible parties. The Company establishes reserves for these environmental matters when a loss is probable and reasonably estimable. It is reasonably possible that the final resolution of some of these matters may require the Company to make expenditures, in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the final resolution of any such matters could have a material effect on the Company's operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, the Company believes that any resulting adjustment would not materially affect its consolidated financial position or cash flow.

Voluntary Service Actions and Recall Actions

The Company periodically initiates voluntary service actions and recall actions to address various customer satisfaction, safety and emissions issues related to vehicles it sells. The Company establishes reserves for product warranty, including the estimated cost of these service and recall actions, when the related sale is recognized (See Note 10, Accrued Expenses and Other Liabilities). The estimated future costs of these actions are based primarily on prior experience. Estimates of the future costs of these actions are inevitably imprecise due to numerous uncertainties, including the enactment of new laws and regulations, the number of vehicles affected by a service or recall action and the nature of the corrective action that may result in adjustments to the established reserves. It is reasonably possible that the ultimate cost of these service and recall actions may require the Company to make expenditures, in excess of established reserves, over an extended period of time and in a range of amounts that cannot be reasonably estimated. Although the ultimate cost of these service and recall actions could have a material effect on the Company's operating results for the particular reporting period in which an adjustment of the estimated reserve is recorded, the Company believes that any such adjustment would not materially affect its consolidated financial position or cash flow.

Commercial Commitments

Several major tier one and other automotive suppliers have initiated bankruptcy proceedings, have indicated they may do so in the near term, have recently emerged from bankruptcy or are having short term liquidity constraints due to the lack of available credit and reduced production volumes from vehicle manufacturers. In certain circumstances, the Company has provided financial support to such suppliers to avoid prolonged interruptions in the supply of components to the Company. Financial support includes, but is not limited to, parts re-pricing, debtor-in-possession loans, bridge loans, inventory financing and capital expenditure advances. In addition to parts re-pricing actions, the Company has recorded charges of approximately $103 million and $78 million for financing support to suppliers for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, which is included in Cost of Sales in the accompanying Consolidated Statements of Operations.

Restricted Cash

Restricted cash, which includes cash equivalents, amounted to approximately $1,133 million and $1,355 million at June 9, 2009 and December 31, 2008, respectively. Restricted cash as of June 9, 2009, consisted of the following: (i) $302 million held on deposit as security in the event of a default or failure by the Company to comply with various commercial agreements guaranteed by Daimler, (ii) $318 million related to Warranty SPV, (iii) $192 million related to Receivable SPV, (iv) $10 million related to the Canadian Warranty SPV, (v) $200 million related to the Canadian Gold Key Lease portfolio and (vi) $111 million held on deposit with certain banks and agencies to collateralize standby letters of credit and other agreements. Restricted cash as of December 31, 2008, consisted of the following: (i) $802 million held on deposit as security in the event of default or failure by the Company to comply with various commercial agreements guaranteed by Chrysler Financial ($500 million) and Daimler ($302 million), (ii) $217 million related to the Canadian Gold Key Lease portfolio and (iii) $336 million held on deposit with certain banks and agencies to collateralize standby letters of credit and other agreements.

Concentrations

Employees

In the U.S. and Canada, all of the hourly employees and 25 percent of the salaried employees were represented by unions, which represents 68 percent of the Company's total workforce as of June 9, 2009. Substantially all of the hourly represented employees were represented by the United Automobile, Aerospace, and Agricultural Implement Workers of America ("UAW") or the National Automobile, Aerospace, Transportation and General Workers Union of Canada ("CAW").

Suppliers

The Company purchases a significant portion of production materials through certain suppliers. The Company would be vulnerable to a significant disruption in its operations if any of its suppliers were to cease production in the next twelve months and the Company was unable to resource the material in a timely manner. The Company actively monitors and assesses the risk level of its suppliers for the possibility of financial distress or production interruptions. As of June 9, 2009, the Company does not believe there to be a high risk of a significant or prolonged disruption to its production schedule as a result of the financial distress of a key supplier.

UAW & CAW Agreement and Modifications

In May 2008, the Company and the CAW agreed, and later ratified, a new three-year collective bargaining agreement. The provisions of the agreement remain substantially the same as the previous agreement, but do allow for lump sum Canadian dollar payments to each eligible employee of $2,200 in 2008 and $3,500 in 2009 and allow for reductions in paid time off. The new agreement was effective in September 2008 and expires in September 2011.

On April 27, 2009, and in accordance with the EDC Loan Agreement, the Company and the CAW agreed to certain modifications to the 2008 collective bargaining agreement, including extending the expiration of the agreement by one year to September 2012. The modifications to the bargaining agreement primarily related to the suspension of base wage increases for CAW employees for the remainder of the agreement. In addition, cost sharing arrangements for active and retiree health care and other insurance benefits were increased while certain other active and retiree benefits were discontinued.

On April 29, 2009, and in accordance with the U.S. Treasury Loan Agreement, the Company and the UAW agreed to certain modifications to the 2007 UAW-Chrysler National Agreement ("2007 UAW Agreement"). The modifications to the 2007 UAW Agreement primarily related to the suspension of base wage increases, performance bonuses and other benefits for UAW employees that will continue until the expiration of the agreement in September 2011 unless other expiration dates were mutually agreed to by the parties.

Other Matters

Ally MTA

As discussed in Note 1, Background and Nature of Operations, on May 21, 2009, the Ally MTA between the Company, the U.S. Treasury, Ally and USDART was executed. The Ally MTA provides for a risk sharing arrangement, in which USDART will reimburse Ally for a majority of certain qualifying losses or loans with third party Chrysler dealerships issued through November 21, 2009. The U.S. Treasury funded $600 million to the Company under the DIP Credit Agreement, which was immediately transferred to USDART to cover these losses. The Ally MTA will terminate no earlier than 2013 unless all parties mutually agree to terminate the contract at an earlier date. At June 9, 2009, $500 million of the advance is included in Prepaid Expenses and Other Current Assets and $100 million is included in Advances to Related Parties and Other Financial Assets in the accompanying Consolidated Balance Sheets. Refer to Note 23, Subsequent Events, for additional information related to USDART and the Ally risk sharing arrangement.

Lease Commitments

The majority of the Company's lease payments are for operating leases. As of June 9, 2009, the Company had the following minimum rental commitments under operating leases with noncancelable lease terms in excess of one year (in millions of dollars): remainder of 2009—$236; 2010—$201; 2011—$159; 2012—$167; 2013—$145; and 2014 and thereafter—$967. Future minimum lease commitments have not been reduced by minimum sublease rental income of $178 million due in the future under noncancelable subleases. Rental expense under operating leases was $177 million and $509 million for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. Sublease rentals of $47 million and $143 million were received for the period from January 1, 2009 to June 9, 2009 and the year ended December 31, 2008, respectively. As of June 9, 2009, the Company had commitments for capital expenditures, including commitments for assets currently under construction of $523 million.

Guarantees

As of June 9, 2009, the Company had additional guaranteed obligations of others in the amount of $4,824 million, including approximately $4,787 million related to obligations of affiliates. Approximately $4,549 million of these obligations were a result of a loan agreement between Holding and the U.S. Treasury, $225 million were a result of a loan agreement between Auburn Hills Owner LLC ("Auburn Hills Owner"), an indirect wholly-owned subsidiary of Holding, and a bank and $13 million of other obligations to affiliates. As of June 9, 2009, the Company has determined that there were no amounts required to be accrued under these guarantees.